Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,218,000
Previously Paid Amount	0.00
Total Fee Amount	366.97
Total Offset Amount	0.00
Net Fee	366.97
Narrative - Max Aggregate Offering Price	$ 4,218,000
Final Prospectus	true